Leases	12 Months Ended
Dec. 31, 2020
Leases
Note 8. Leases

Note 8. Leases

The Company adopted ASU No. 2016-02 (Leases) on January 1, 2019 with no required adjustment to prior periods presented or cumulative-effect adjustment to retained earnings. The Company has operating and finance leases for some of its bank premises, with remaining lease terms of one year to seven years. Some of the operating leases have options to renew, which are reflected in the seven years. The Company’s operating lease right-of-use assets and finance lease assets are included in “Bank premises and equipment, net” in the consolidated balance sheet and operating lease liabilities and finance lease liabilities are included in other liabilities in the consolidated balance sheet.

The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2020	2019

Operating lease cost	$259,954	$255,475

Finance lease cost:
Amortization of right-of-use assets	$38,667	$70,667
Interest on lease liabilities	5,396	16,705
Variable rent expense	33,940	33,940
Total finance lease cost	$78,003	$121,312

Total rental expense not associated with operating lease costs above amounted to $15,872 and $16,601 for the years ended December 31, 2020 and 2019, respectively.

Supplemental information related to leases as of the balance sheet dates was as follows:

December 31,	2020	2019

Operating Leases
Operating lease right-of-use assets	$1,048,686	$1,254,384

Operating lease liabilities	$1,060,391	$1,263,173

Finance Leases
Finance lease right-of-use assets	$85,680	$124,347

Finance lease liabilities	$38,159	$99,823

December 31,	2020	2019

Weighted Average Remaining Lease Term
Operating Leases	4.0 Years	4.4 Years
Finance Leases	0.5 Years	1.5 Years

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	7.50%	7.50%

Operating lease obligations

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2020 for each of the next five years and in aggregate are:

2021	$210,350
2022	216,180
2023	223,432
2024	199,648
2025	154,659
Subsequent to 2025	99,165
Total	$1,103,434

Finance lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2020:

2021	$39,119
Less amount representing interest	(960)
Present value of net minimum lease payments	$38,159

A reconciliation of the undiscounted cash flows in the maturity analysis above and the lease liability recognized in the consolidated balance sheet as of December 31, 2020, is shown below:

	Operating Leases	Finance Leases

Undiscounted cash flows	$1,103,434	$39,119
Discount effect of cash flows	(43,043)	(960)
Lease liabilities	$1,060,391	$38,159